Debt - 8090 FV Subordinated Promissory Note - Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Jan. 01, 2022	Dec. 29, 2021	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Interest expense, net				$ 95,741	$ 64,800
Debt instrument, accrued interest			$ 82
Gain (loss) on extinguishment of term loan				$ (45,250)
8090 FV Subordinated Promissory Note
Debt Instrument [Line Items]
Debt instrument amount		$ 10,000
Increase in promissory notes		$ 8,000			8,000
Paid in kind interest rate		12.50%
Promissory note maturity description				The 8090 Note was subject to an exit fee in the same amount of accrued PIK interest. The exit fee together with unpaid principal and PIK interest was collectively “the Payoff Amount”. The 8090 Note was to mature on the earlier of (i) a Deemed Liquidation Event or (ii) September 30, 2024. Upon maturity the 8090 FV LLC was to receive the greater of (i) the Payoff Amount or (ii) the mandatory buyback amount which is equal to the sum of (y) 150% of the original principal amount and (z) the amount of interest accrued.
Deferred financing cost		$ 192
Interest expense, net	$ 5,000
Value of embedded derivative liabilities					2,400
Amortization of debt discount					2,400
Debt instrument outstanding amount					16,256
Debt instrument, accrued interest					$ 186
Gain (loss) on extinguishment of term loan				$ 3,115
Interest expense				8,113
Operating Expense | 8090 FV Subordinated Promissory Note
Debt Instrument [Line Items]
Second tranche commitment fee				$ 186